Noncontrolling Interest - Schedule of group's ownership in its subsidiary on the group's equity (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Noncontrolling Interest
Net income (loss) attributable to DouYu's ordinary shareholders	¥ 35,517,634	¥ (75,422,408)	¥ (581,883,146)
Transfers to noncontrolling interest
Decrease in DouYu's additional paid-in capital due to additional capital contribution in DouYu Japan		(14,992,166)
Net transfers to noncontrolling interest		(14,992,166)
Change from net income attribute to DouYu and transfers to noncontrolling interest	¥ 35,517,634	¥ (90,414,574)	¥ (581,883,146)